Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

As of December 31, 2024

Number of Shares		Fair Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 72.9%
	DEBT - 9.8%
-	PDOFQ2 22 Livingston Side Car, LLC, 12.09%, (1-Month Term SOFR + 7.60%), 6/30/2024[1]	$3,000,000
-	Riverneck Owner, LLC, 15.75%, 5/26/2025[1]	3,200,000
		6,200,000

	LLC INTERESTS - 15.1%
-	3985 N Stone Ave, LLC[1,7]	1,015,000
-	Baywoods Road Owner, LLC[1,6,7]	2,285,000
-	Cook MHP Owner, LLC[1,6]	622,018
-	Excelsior Sandy Springs CIV, LLC[1,6,7]	548,709
-	Excelsior Stephenson Medical CIV, LLC[1,6,7]	756,932
-	GMF Granite Manager, LLC[1,6]	627,551
-	Old Courthouse Owner, LLC[1,6,7]	1,485,257
38	Riparian Baltimore SFR Investors I, LLC - Class A-2 [1,6,8]	36,356
-	Riverwalk Acquisitions, LLC[1,6,7]	2,130,288
		9,507,111

	MEZZANINE DEBT - 12.7%
-	E 79th Street Mess Select, LP, 14.49%, (1-Month Term SOFR + 10.00%), 10/31/2025[1]	3,347,500
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,474,000
-	Rhino Easton Owner, LLC, 14.50%, 12/31/2026 [1]	1,202,000
-	Riparian Housing Investors I, LLC, 15.00%, 1/31/2025[1]	2,000,000
		8,023,500

	PREFERRED EQUITY - 35.3%
4,000,000	Beacon Partners Fund II, LP - Preferred [1]	3,964,000
-	Buchanan Mortgage Fund, LLC[1,6]	3,000,000
-	Detroit Portfolio Class A, LLC[1,6,7]	2,337,000
-	FC Starcast SA Investors, LLC - Class A Mezz [1,6,7]	1,995,000
-	NW Houston, LLC - Class A Mezz[1,7]	969,000
-	Plymouth Heritage Apts. JV, LLC - Class B, [1,7]	2,455,000
-	Rhino 20 Ledin Investors, LLC - Preferred Member [1,6,7]	1,809,000
1,500	Riparian Baltimore SFR Investors I, LLC - Class C [6]	1,990,000
-	River Mill Self Storage, LLC - Class B [1,6,7]	1,800,000
-	SP 1001 Music Row Investors, LLC[1,6,7]	2,000,000
		22,319,000

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $46,463,691)	46,049,611

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 42.9%
-	Barings Real Estate Debt Income Fund LP1,4	5,064,172
2,847	CBRE U.S. Credit Partners, LP4	2,940,507
-	CMMPT-2, LP1,4	981,333
-	Goodman Capital Liquid Strategy Fund I, LLC[1,3]	6,031,372
2,984	Heitman Core Real Estate Income Trust[4]	1,781,464
-	Infinity Re Impact III, LP1,4	3,565,698
-	Kayne Anderson Real Estate Debt IV, LP1,4	1,241,462
98,001	Peachtree SSC Mortgage REIT, LLC[4]	1,718,440
76,190	Sandpiper Lodging Trust - Class A - Common[3]	923,239
-	Stonehill Strat Hotel Credit Opportunity Fund[1,4]	353,494
2,533	TCM CRE Credit Fund, LP4	2,473,192
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $26,842,852)	27,074,373

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - (Unaudited) Continued

As of December 31, 2024

Number of Shares		Fair Value
	PREFERRED STOCKS - 1.4%
	ENERGY, INFRASTRUCTURE & UTILITIES - 0.7%
3,750	CMS Energy Corp., 4.20%[5]	$70,125
3,750	DTE Energy Co., 4.375%[5]	68,775
3,000	Duke Energy Corp., 5.750%[5]	73,140
3,000	NextEra Energy Capital Holdings, Inc., 5.650%[5]	69,600
3,100	Sempra Energy, 5.750%[5]	70,370
3,754	Southern Co/The, 4.200%[5]	70,988
		422,998

	REAL ESTATE - 0.7%
3,500	Agree Realty Corp., 4.250%[5]	64,120
2,500	American Homes 4 Rent, 5.875%[5]	59,250
2,500	Digital Realty Trust, Inc., 5.200%[5]	53,025
2,500	Federal Realty Investment Trust, 5.000%[5]	53,775
2,500	Kimco Realty Corp., 5.125%[5]	51,525
1,000	Mid-America Apartment Communities, Inc., 8.500%[5]	56,310
3,500	Public Storage, 3.900%[5]	58,485
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	55,200
		451,690

	TOTAL PREFERRED STOCKS
	(Cost $884,232)	874,688

Number of Contracts		Fair Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS - 0.2%
	Select Sector SPDR*
1,000	Exercise Price: $50.00, Notional Amount: $5,000,000, Expiration Date: January 16, 2026	$100,000
	TOTAL CALL OPTIONS
	(Cost $77,112)	100,000

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $77,112)	100,000

Number of Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
695,629	Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 4.29% [2,5]	695,629
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $695,629)

	TOTAL INVESTMENTS - 118.5% (cost $74,963,516)	74,794,301
	Liabilities in Excess of Other Assets - (18.5%)	(11,647,493)
	TOTAL NET ASSETS - 100.0%	$63,146,808

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents the fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $53,004,222 or 83.9% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of December 31, 2024.
[4]	These investments are fair valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $1,570,317 which represents 2.5% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.
[7]	Affiliated company.
[8]	Investment was received for investing in Riparian Housing Investors I, LLC - Class B-2 (preferred equity), but is in a separate share class (equity - Class A-2 shares).

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) - Continued

As of December 31, 2024

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
3985 N Stone Ave, LLC	Not Permitted	N/A	$-	$2,000,000	$1,015,000	7/20/2022	1.6%
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	-	5,000,000	5,064,172	12/13/2021	8.0%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,285,000	5/10/2022	3.6%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	-	4,000,000	3,964,000	11/30/2021	6.3%
Buchanan Mortgage Fund, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/30/2024	4.8%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	-	3,000,000	2,940,507	7/7/2022	4.7%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	1,000,000	981,333	4/18/2022	1.6%
Cook MHP Owner, LLC	Not Permitted	N/A	-	794,871	622,018	4/8/2022	1.0%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	2,337,000	10/5/2022	3.7%
E 79th Street Mess Select LP	Not Permitted	N/A	-	3,347,500	3,347,500	10/27/2022	5.3%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	575,000	548,709	2/17/2022	0.9%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	650,000	756,932	10/6/2021	1.2%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	1,995,000	12/7/2022	3.2%
GMF Granite Manager, LLC	Not Permitted	N/A	-	353,010	627,551	4/1/2022	1.0%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	6,000,000	6,031,372	4/14/2022	9.6%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	2,284,750	1,781,464	4/4/2022	2.8%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	-	3,000,000	3,565,698	6/10/2022	5.6%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	451,169	1,246,638	1,241,462	11/1/2021	2.0%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	969,000	7/21/2022	1.5%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,207,226	1,485,257	2/8/2022	2.4%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/28/2022	4.8%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	1,703,583	1,718,440	5/18/2022	2.7%
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	-	2,501,084	2,455,000	12/30/2021	3.9%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,474,000	3/31/2022	2.3%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
Rhino 20 Ledin Investors, LLC	Not Permitted	N/A	-	1,800,000	1,809,000	1/4/2024	2.9%
Rhino Easton Owner, LLC	Not Permitted	N/A	-	1,200,000	1,202,000	12/1/2023	1.9%
Riparian Baltimore SFR Investors I, LLC	Not Permitted	N/A	-	2,000,000	1,990,000	7/7/2023	3.2%
Riparian Baltimore SFR Investors I, LLC - A-2 Shares	Not Permitted	N/A	-	-	36,356	7/7/2023	0.1%
Riparian Housing Investors I, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	1/25/2024	3.2%
River Mill Self Storage, LLC	Not Permitted	N/A	200,000	1,800,000	1,800,000	12/22/2022	2.9%
Riverneck Owner, LLC	Not Permitted	N/A	-	3,200,000	3,200,000	11/26/2024	5.1%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,130,288	6/14/2022	3.4%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	923,239	9/30/2021	1.5%
SP 1001 Music Row Investors, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	7/16/2024	3.2%
Stonehill Strat Hotel Credit Opportunity Fund[d]	Not Permitted	N/A	-	257,881	353,494	8/18/2023	0.6%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,550,000	2,473,192	10/1/2021	3.9%
Totals			$651,169	$73,306,543	$73,123,984		115.8%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.
[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

Thirdline Real Estate Income Fund

SUMMARY OF INVESTMENTS (Unaudited)

As of December 31, 2024

Security Type	Percent of Total Net Assets
Private Direct Real Estate Invesmtents	72.9%
Private Real Estate Investment Funds	42.9%
Preferred Stocks
Energy, Infrastructure & Utilities	0.7%
Real Estate	0.7%
Purchased Options Contracts	0.2%
Short-Term Investments	1.1%
Total Investments	118.5%
Liabilities in Excess of Other Assets	(18.5)%
Total Net Assets	100.0%

Fund/Security Description	Value Beginning of Period	Purchases	Reductions	Return of Capital	Net Realized Gain (Loss)	Change in Yield Balance[3]	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Received[4]	Interest Income[4]
3985 N Stone Ave, LLC	$1,753,000	$-	$-	$-	$-	$-	($738,000)	$1,015,000	$-	$120,228
Baywoods Road Owner, LLC [1]	$2,195,000	-	-	-	-	-	90,000	2,285,000	-	-
Detroit Portfolio Class A, LLC	$2,273,736	-	-	-	-	-	63,264	2,337,000	-	$261,956
Excelsior Sandy Springs CIV, LLC	$532,938	-	-	-	-	(1,229)	17,000	548,709	24,677	-
Excelsior Stephenson Medical CIV, LLC	$720,561	-	-	-	-	1,371	35,000	756,932	17,062	-
FC Starcast SA Investors, LLC	$1,964,000	-	-	-	-	-	31,000	1,995,000	-	151,919
FC Starcast SA Investors, LLC	$2,233,000	-	-	(2,394,786)	161,786	-	-	-	-	51,895
NW Houston, LLC	$1,010,000	-	-	-	-	-	(41,000)	969,000	-	33,169
Old Courthouse Owner, LLC[1]	$1,549,403	-	-	(80,000)	-	8,855	6,999	1,485,257	61,463	-
Plymouth Heritage Apts. JV, LLC - Class B [1]	$2,425,000	-	-	-	-	-	30,000	2,455,000	-	158,745
Rhino 117 South Investors LLC[1,2]	$-	2,500,000	-	(2,713,808)	213,808	-	-	-	-	102,106
Rhino 20 Ledin Investors, LLC[1]	$1,800,000	-	-	-	-	-	9,000	1,809,000	-	190,624
River Mill Self Storage, LLC [1]	$1,478,000	300,000	-	-	-	-	22,000	1,800,000	-	128,521
Riverwalk Acquisitions, LLC	$2,101,936	-	-	-	-	1,534	26,818	2,130,288	110,026	-
SP 1001 Music Row Investors, LLC[2]	$-	2,000,000	-	-	-	-	-	2,000,000	-	137,945
Total	$22,036,574	$4,800,000	$-	($5,188,594)	$375,594	$10,531	($447,919)	$21,586,186	$213,228	$1,337,108

[1]	The Fund has ownership greater than 25% in the underlying entity.
[2]	The issuers weren't affiliated as of March 31, 2024.
[3]	This column represents the change in dividends accrued, accrual adjustments, or yield balance adjustments for equity investments.
[4]	These columns represent the actual dividends received (for equity investments) and the interest income recorded (debt or debt-like investments).